SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 42	☒
and/or REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 43	☒

KEELEY FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

141 West Jackson Boulevard, Suite 2150

Chicago, Illinois 60604

(Address of Principal Executive Offices) (Zip Code)

(312) 786-5050

(Registrant’s Telephone Number, including Area Code)

Copy to:

Kevin M. Keeley Keeley-Teton Advisors, LLC 141 West Jackson Boulevard, Suite 2150 Chicago, Illinois 60604	Michael R. Rosella, Esq. Paul Hastings LLP 200 Park Avenue New York, New York 10166
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to Rule 485(b).
☐	on (date) pursuant to Rule 485(b).
☐	60 days after filing pursuant to Rule 485 (a)(1).
☐	on (date) pursuant to Rule 485(a)(1).
☐	75 days after filing pursuant to Rule 485 (a)(2).
☐	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This PEA No. 42 hereby incorporates Parts A and B from the Fund’s PEA No. 41 on Form N-1A filed on January 28, 2019. This PEA No. 42 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 41.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 42 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and the State of Illinois, on February 6, 2019.

KEELEY FUNDS, INC.

By:	/s/ Kevin M Keeley
Kevin M. Keeley President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 42 to its Registration Statement has been signed below on February 6, 2019 by the following persons in the capacities indicated.

Signature	Title

/s/ Laura D. Alter * Laura D. Alter	Director

/s/ Anthony S. Colavita * Anthony S. Colavita	Director

/s/ James P. Conn * James P. Conn	Director

/s/ Nicholas F. Galluccio * Nicholas F. Galluccio	Co-Chairman and Director

/s/ Kevin M. Keeley Kevin M. Keeley	Co-Chairman, Director and President (Chief Executive Officer)

/s/ Jerome J. Klingenberger * Jerome J. Klingenberger	Director

/s/ John Ball John Ball	Treasurer (Principal Financial and Accounting Officer)

/s/ Sean Lowry * Sean Lowry	Director

/s/ Michael J. Melarkey * Michael J. Melarkey	Director

/s/ Kuni Nakamura * Kuni Nakamura	Director

*

John Ball signs this document pursuant to Power of Attorney filed with the Registrant’s Post-Effective Amendment No. 41 to its Registration Statement on Form N-1A with the SEC on January 28, 2019 and is incorporated by reference herein.

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE